Federated Institutional Trust

Federated Institutional High Yield Bond Fund

Federated World Investment Series, Inc.

Federated International Small-Mid Company Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND PROSPECTUS DATED DECEMBER 31, 2011

SUPPLEMENT TO FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND PROSPECTUS DATED JANUARY 31, 2012

Under the heading entitled “What Do Shares Cost?,” under the sub-heading “Fee When You Redeem or Exchange,” the following will be added to the final paragraph, replacing the second sentence and adding a new third sentence:

“Non-participant directed transactions such as distributions due to disability, health or financial hardship will not be subject to the redemption fee. Shares redeemed due to the death of the last surviving shareholder on any account will also not be subject to the redemption fee.”

June 4, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451209 (6/12)

Federated Institutional Trust

Federated Institutional High Yield Bond Fund

Federated World Investment Series, Inc.

Federated International Small-Mid Company Fund

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2011

SUPPLEMENT TO FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

Under the heading entitled “What Do Shares Cost?,” under the sub-heading “Fee When You Redeem or Exchange,” add the following sentence to the paragraph immediately following the bullet point list:

“Shares redeemed due to the death of the last surviving shareholder on any account will also not be subject to the redemption fee.”

June 4, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451210 (6/12)